Carrying values of vessels	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Carrying values of vessels	Carrying values of vessels
At each balance sheet date, we review the carrying amounts of our goodwill, vessels and related drydock costs and right of use assets for vessels to determine if there is any indication that these amounts have suffered an impairment loss. If such indication exists, the recoverable amount of the vessels, right of use assets and related drydock costs is estimated in order to determine the extent of the impairment loss (if any). Recoverable amount is the higher of fair value less costs to sell and value in use. As part of this evaluation, we consider certain indicators of potential impairment, such as market conditions including forecast time charter rates and values for second-hand product tankers, discounted projected vessel operating cash flows, and the Company’s overall business plans.
At June 30, 2023, we reviewed the carrying amount of our vessels and right of use assets for vessels to determine if there was an indication that these assets had suffered an impairment. First, we assessed the fair value less the cost to sell of our vessels taking into consideration vessel valuations from independent ship brokers. We then compared the fair value less selling costs to each vessel’s carrying value and, if the carrying value exceeded the vessel’s fair value less selling costs, an indicator of impairment existed.
At June 30, 2023, our operating fleet consisted of 113 owned, sale and leaseback, or right of use vessels ("ROU vessels"), including one vessel that was held for sale. All of the vessels in our operating fleet had fair values less selling costs greater than their carrying amount at this date. As such, we determined that there were no indications of impairment on any of our vessels as of June 30, 2023.
We also considered external factors as part of this assessment as the markets in which we operate experienced continued strength during the six months ended June 30, 2023. In addition to the increase in the fair value of second-hand product tankers, the strength in the market was also apparent by reference to:
•The continued strength of the spot market TCE rates that our vessels earned during the past six months;
•The time charter market for long-term fixtures, which also averaged record highs (with particular reference to the time charter that we entered into in 2023, as noted in Note 15).
Our operating results for the six months ended June 30, 2023 are a reflection of these market conditions, with revenues, operating cash flows, and net income significantly exceeding historical averages.